Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Principles of presentation

Principles of presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which WFOE is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Company obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIE through power to govern the activities which most significantly impact VIE’s economic performance and is obligated to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries continually evaluates its estimates, including, but are not limited to, those related to the allowance for doubtful accounts, recoverability and useful lives of copyrights and produced content, recoverability and useful lives of certain finite-lived intangible assets, recoverability and useful lives of long-lived assets, recoverability of indefinite-lived intangible assets, income taxes, and the valuation of equity transactions. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries bases its estimates on historical experience and on various other assumptions that it believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Any future changes to these estimates and assumptions could cause a material change to our reported amounts of revenues, expenses, assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is Hong Kong Dollar (“HK$”). The functional currency of the Company’s overseas subsidiaries, VIE and VIE’s subsidiaries which incorporated in PRC is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income in the consolidated statements of loss and comprehensive loss.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

Convenience Translation

Convenience Translation

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ deficit and cash flows from Renminbi (“RMB”) into US dollars as of and for the years ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2993 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

Fair value of financial instruments

Fair value of financial instruments

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
●	Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets of cash, accounts receivable, other receivables, due from related parties, accounts payable, salary and welfare payable, income tax payable, VAT and other taxes payable, and other payables, approximate their fair market value based on the short-term maturity of these instruments. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and 2024.

Noncontrolling interests

Noncontrolling interests

For the Company’s subsidiaries majority-owned by the Company’s VIE and VIE’s subsidiaries, noncontrolling interests are recognized to reflect the portion of the equity which is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.

Cash	Cash Cash primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits with terms of and less than three months.
Short-term investments

Short-term investments

All highly liquid investments with maturities of greater than three months, but less than twelve months, are classified as short-term investments. Short-term investments primarily include wealth management financial products with variable interest issued by commercial banks with the intention to be sold within twelve months. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries account for short-term investments in accordance with ASC 320 and records at fair value. Interest income are reflected on the consolidated statements of loss and comprehensive loss.

Accounts receivable, net of allowance

Accounts receivable, net of allowance

Accounts receivable are amounts due from customers for goods delivered and services performed in the ordinary course of business and are recognized and carried at the original amount less an allowance for any potential uncollectible amounts. Accounts receivable balances are written off against allowances for doubtful accounts when they are determined to be uncollectible. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries generally do not require collateral from its customers.

On January 1, 2023, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. The adoption of the guidance had no impact on the allowance for credit losses for accounts receivable.

After the adoption of ASU 2016-13, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the condensed consolidated statements of loss and comprehensive loss. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries assess collectability by reviewing accounts receivable on an individual basis because the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had limited customers and each of them has difference characteristics, primarily based on business line and geographical area. In determining the amount of the allowance for credit losses, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider historical collectability based on past due status, the age of the balances, credit quality of the customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of loss and comprehensive loss.

The estimated useful lives are as follows:

Leasehold improvement	Shorter of lease terms and estimated useful lives
Fixture and furniture	3 – 10 years
Office equipment	3 – 5 years
Motor vehicles	4 years

As of December 31, 2023 and 2024, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had property and equipment, net in the amount of RMB 213,369 and RMB 174,211, respectively. For the years ended December 31, 2022, 2023 and 2024, depreciation expenses were in the amount of RMB 60,837, RMB 40,984 and RMB 50,105, respectively.

Leases

Leases

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries adopted ASU No. 2016-02, Leases (Topic 842), and recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries elected to apply practical expedients permitted under the transition method that allow them to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries used modified retrospective method and did not adjust the prior comparative periods.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries determine if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider only payments that are fixed and determinable at the time of lease commencement.

At the commencement date, the lease liability is recognized at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment annually. No impairment for right-of-use lease assets as of December 31, 2023 and 2024.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its consolidated VIE’s subsidiaries. Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstances change occurs that indicate the asset might be impaired. Under ASC 350-20-35, the Company and the VIE, the acquirer, have the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly.

If the Company and the VIE believe, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company and the VIE consider primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the quantitative analysis indicates the carrying value of a reporting unit exceeds its fair value, the Company and the VIE measure any goodwill impairment losses as the amount by which the carrying amount of a reporting unit exceeds its fair value, not to exceed the total amount of goodwill allocated to that reporting unit.

For the year ended December 31, 2022, Guangzhou Xingzhiqiao terminated business partnership with a major customer, therefore the Company assessed that it is more than likely that the fair value of the reporting unit would exceed its carrying amount. The Company provided full impairment of RMB 7,712,011 against goodwill for the year ended December 31, 2022.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than it was originally estimated. When these events occur, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries evaluate the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying value of the assets over the fair value of the assets.

Educational contents. For the year ended December 31, 2022, 2023 and 2024, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries accrued impairment charge of RMB 106,182,780, RMB 197,466,973 and RMB nil against educational contents because certain contents were obsolete and the Company assessed it is not likely that end customers would subscribe for related educational contents. As of December 31, 2023 and 2024, the Company had not balances of educational contents on its consolidated balance sheets.

Customer relationship. The customer relationship arose from acquisition of Guangzhou Xingzhiqiao by the Beijing Sentu in 2018. For the year ended December 31, 2022, Guangzhou Xingzhiqiao terminated business partnership with a major customer, therefore the Company assessed that it is more than likely that the fair value of the reporting unit would exceed its carrying amount. The Company provided full impairment of RMB 10,714,000 against customer relationship for the year of 2022.

Intangible assets. For the year ended December 31, 2022, 2023 and 2024, the Company also provided impairment against software and technology of RMB1,425,226, RMB4,641,741 and RMB nil, respectively. Our current software and technology would not support newly purchased educational contents, and the Company assessed no future cash flow would be generated from the software and technology.

Revenue recognition

Revenue recognition

The core principle of ASC 606, Revenue from Contracts with Customers requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries identify its contracts with customers and all performance obligations within those contracts. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries then determine the transaction price and allocates the transaction price to the performance obligations within the contracts with customers, recognizing revenue when, or as, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries satisfy its performance obligations. The adoption of ASC 606 did not significantly change (1) the timing and pattern of revenue recognition for all of the revenue streams, and (2) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ financial position, results of operations, equity or cash flows as of the adoption date.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ revenue recognition policies effective upon the adoption of ASC 606 are as follows:

Revenue from educational content service and other services

Revenue from educational content service and other services

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries embed the digital educational content into various web-based or mobile-based online learning platforms to provide comprehensive educational resources or other services to education institutions and individual customers through B2B2C model or B2C model. Specifically, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries primarily provide subscription service, licensing service and other services.

(i) Subscription revenue

VIE and VIE’s subsidiaries generate subscription revenue primarily through (a) selling subscriptions to online learning platforms, to higher education institutions and other institutional customers under a B2B2C model mainly through the platform of Sentu Academy; (b) offering subscriptions concerning educational content in mobile video packages directly to end users under a B2C model through the platforms such as Fish Learning or Light Class etc.

VIE and VIE’s subsidiaries’ contracts have a single performance obligation for an integrated service and the transaction price is stated in the contracts, usually as a price per end-customers or educational content. Quantity of end-customers enrolled or courses provided is determined before rendering service. The subscription period for a majority of the educational content services is less than 12 months. Customers can access to the educational content anytime during the subscription period. The performance obligation is providing educational content database access and is satisfied over the subscription period. The revenue was recognized based on a straight-line basis over the subscription period. Subscription services cannot be cancelled and is not refundable after enrollment. All estimates are based on the historical experience, complete satisfaction of the performance obligation, and the management’s best judgment at the time the estimates are made. Returns and allowances are not a significant aspect of the revenue recognition process as historically they have been immaterial.

(ii) Licensing revenue

WFOE and its subsidiaries, VIE and VIE’s subsidiaries generate licensing revenue primarily through licensing select content copyrights to institutional customers based on their needs and preferences under a B2B2C model. Institutional licenses primarily include educational institutions and non-educational institutions, such as libraries, contractors of educational content and video platforms. Licensing, different from subscriptions to learning platforms, allows customers to store the licensed educational content to their system and allow their students/users to access such educational content directly through their own systems. The institutional customers pay for access by their respective students, faculty members or library patrons, as the case may be individuals and generally pay a one-time licensing fee at the fixed price stated in the contract to receive such products. The VIE and VIE’s subsidiaries also license copyrights of the special limited content in mobile video packages directly to end mobile users under a B2C model through cooperating with a leading telecommunications provider in China. The end mobile users redeem their reward points at the telecommunications provider for the video packages and the telecommunications provider compensates the VIE and VIE’s subsidiaries at the fixed price for each video packages stated in the contract. Licensing revenue is recognized at the point in time when control of the select content copyrights is transferred to customer, usually at the time when their customers received the select content. WFOE and its subsidiaries, VIE and VIE’s subsidiaries typically satisfy its performance obligations in contracts with customers upon control of the select content copyrights is transferred to customer, usually at the time when their customers received the select content, and the revenue is recognized at a point in time when customer is able to direct use of and obtain substantially all of the benefits from the learning platforms at the time the services are delivered.

(iii) Other services revenue

Other services mainly include mobile media services, including mobile media advertising services etc. WFOE and its subsidiaries, VIE and VIE’s subsidiaries provide advertising services to customers on its mobile application in the form of pop-up ads and banners, and generates revenue from advertisements based on the posting period or based on the number of times viewers click on these advertisements etc. The promised services in each service contract are combined and accounted as a single performance obligation, as the promised services in a contract are not distinct and are considered as a significant integrated service. The VIE and VIE’s subsidiaries determine pricing for each contract separately. These services are recognized over time based on a straight-line basis over the period of services rendered as customers simultaneously receive and consume the benefits of these services throughout the service period. Returns and allowances are not a significant aspect of the revenue recognition process as historically they have been immaterial. For some contracts, the mobile media advertising revenue is generated based on the number of times viewers click on these advertisements or download the sponsor’s application to their phones or the number of days such advertisements are placed in the learning platform. Under much pricing model, the revenues are recognized at the point of time as the publishers deliver advertising services at the point in time.

Net revenues presented on the consolidated statements of loss and comprehensive loss are net of sales discount and sales tax.

Revenue from IT related solution services

WFOE and its subsidiaries, VIE and VIE’s subsidiaries derived revenue from IT related solution services through providing (i) design and development of customized IT system service; (ii) procurement and assembling of equipment needed to operate the customer’s systems; and (iii) technological support and maintenance service. The Company recognizes revenues on a gross basis as the Company is determined to be the primary obligor in fulfilling the contracts of IT related solution services initiated by the customer.

WFOE and its subsidiaries, VIE and VIE’s subsidiaries contract with higher education institutions and other institutional customers to provide design and development of customized IT system service, normally within a year. The terms of pricing and payment stipulated in the contract are fixed. One performance obligation is identified in the contracts with customers as the design and development of customized IT system service are a series of service that are inputs used to create the customized IT system, which are not distinct in the context of the contract. Revenue is recognized at the point when the system or platform are completed and accepted by the customers. Upon delivery of services, project completion inspection and customer acceptance notice are required as proof of the completion of performance obligations, which is a confirmation of customer to its ability to direct the use of and obtain substantially all of the benefits from, the design and development service. In instances where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

WFOE and its subsidiaries, VIE and VIE’s subsidiaries generate revenue from procurement and assembling of equipment needed to operate the customer’s systems. The terms of pricing and payment stipulated in the contract are fixed. One performance obligation is identified in the contracts with customers as the equipment and related assembling services are both inputs used to create the customized equipment, which are not distinct in the context of the contract. Revenue is recognized at the point when the customized equipment are completed and accepted by the customers, normally within a year. Project completion inspection and customer acceptance notice are required as proof of the completion of performance obligations, which is a conformation of customer to its ability to direct the use of and obtain substantially all of the benefits from the systems. In instances where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

From time to time, WFOE and its subsidiaries enter into arrangement to provide technological support and maintenance service of online platforms to its customers at a price stated in contract. WFOE and its subsidiaries’ efforts are expended evenly throughout the service period. The revenues for the technological support and maintenance service are recognized over the support and maintenance services period, usually one year or less. The contracts have a single performance obligation and are primarily on a fixed-price basis. No significant returns, refund and other similar obligations during each reporting period.

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue from educational content service and other services
– Subscription revenue	59,217,081	16,385,013	15,155,854
– Licensing revenue	141,957,541	16,683,141	18,124,277
– Other services revenue	3,741,453	38,669,659	6,448,903
Subtotal	204,916,075	71,737,814	39,729,034
Revenue from IT related solution services	300,808,236	368,798,818	209,102,423
Total	505,724,311	440,536,632	248,831,457

The core principle underlying the revenue recognition ASU is that the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries will recognize revenue to represent the transfer of services to customers in an amount that reflects the consideration to which the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries expect to be entitled to in such exchange. This will require the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when services are provided to a customer.

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Services transferred at a point in time
– Revenue from educational content service	141,957,541	16,683,141	18,124,277
– Revenue from IT related solution services	299,803,227	368,742,494	206,568,685
Services transferred over time
– Revenue from educational content service	62,958,534	55,054,673	21,604,757
– Revenue from IT related solution services	1,005,009	56,324	2,533,738
Total	505,724,311	440,536,632	248,831,457

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. In accordance with ASC340-40-25-1, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. Entities sometimes incur costs to obtain a contract that otherwise would not have been incurred. Entities also may incur costs to fulfil a contract before a good or service is provided to a customer. The revenue standard provides guidance on costs to obtain and fulfil a contract that should be recognized as assets. Costs that are recognized as assets are amortized over the period that the related goods or services transfer to the customer, and are periodically reviewed for impairment. Only incremental costs should be recognized as assets.

The revenue is recognized when control of the promised services is rendered over the service period and the payment from customers is not contingent on a future event, and the right to consideration in exchange for services that the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have transferred to a customer is only conditioned on the passage of time. Therefore, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries do not have any contract assets. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries also do not have significant capitalized commissions or other costs as of December 31, 2023 and 2024.

Contract liabilities represents cash payment received from customers in advance of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries satisfying performance obligations under contractual arrangements, including those with performance obligations to be satisfied over a period of time and point in time. Contract liabilities are derecognized when or as revenue is recognized. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year. The amount of revenue recognized that was included in the contract liabilities at the beginning of the year were RMB 86,731,977 and RMB 6,070,210 for the years ended December 31, 2023 and 2024, respectively.

The details of contract liabilities are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Advance from educational content service and other services
– Subscription service	12,020,547	12,855,928	6,064,243
– Licensing service	172,690	—	—
	12,193,237	12,855,928	6,064,243
Advance from IT related solution services	277,834,773	73,876,049	5,967
Total	290,028,010	86,731,977	6,070,210

Cost of revenues

Cost of revenues

Costs of revenues consist primarily of inventory cost, staff costs, video content costs, depreciation expenses and other direct costs of providing these services or goods. These costs are charged to the consolidated statements of loss and comprehensive loss as incurred.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of personnel-related expenses incurred for the development of, enhancement to, and maintenance of the websites and internal use software as well as costs associated with new video contents development. Depreciation expenses and other operating costs that are directly related to research and development are also included in research and development expenses. The research and development expenses are recognized when incurred.

Government grants

Government grants

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating nature with no further conditions to be met are recorded as government grants when received. The government grants with certain operating conditions are recorded as “other liabilities/other non-current liabilities” when received and will be recorded as other income when the conditions are met.

Taxation

Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of income and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Value added tax

Revenue represents the invoiced value of goods and services, net of VAT. The VAT is based on gross sales price and VAT rates range up to 16%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Uncertain tax positions

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries apply the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period which the change occurs.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined to include all changes in equity of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Earnings (loss) per share

Earnings (loss) per share

Earnings (loss) per share (“EPS”) is computed in accordance with ASC topic 260 (“ASC 260”), Earnings per Share. The two-class method is used for computing earnings per share in the event the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s redeemable shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. As a result, and in accordance with ASC 260, the undistributed earnings for each year is allocated based on the contractual participation rights of the ordinary shares and redeemable shares, respectively. As the liquidation and dividend rights are identical, the undistributed earnings is allocated on a proportionate basis.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, including the redeemable shares, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2023 and 2024, there were no dilutive shares.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries are subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Share-based compensation

Share-based compensation

Awards Granted to Employees

The Company grants restricted shares to its management and employees. The Company measures the cost of the restricted shares based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the compensation agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur.

Awards Granted to Non-Employees

The Company has accounted for equity instruments issued to non-employees in accordance with ASU No. 2018-07, Compensation —  Stock Compensation (Topic 718): Improvements to Nonemployee Share- Based Payment Accounting.

The Company recognizes share-based compensation cost for equity awards to non-employees with a performance condition at the fixed fair value on date of grant over the period based on the expected milestone achievement dates as the derived service period (usually the vesting period), on a straight-line basis. The Company considers the probable outcome of that performance condition when determines share-based compensation expenses and will recognize a cumulative true-up adjustment if the probability of the conditions has changed.

Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one principal reportable segment as defined by ASC 280. The single reportable segment contains provision of educational content service and IT related solution services. The Company has concluded that consolidated net loss is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net loss as reported in the consolidated statements of operations. Operating expenses are reviewed in aggregate.

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenues	505,724,311	440,536,632	248,831,457	34,089,770
Cost of revenues	(511,265,334)	(424,345,616)	(201,991,119)	(27,672,670)
Total operating expenses	201,906,223	398,954,591	67,221,319	9,209,540
Total other (loss) income, net	(115,854)	161,579	(176,442)	(24,182)
Income tax benefits (expense)	10,980,054	(211,267)	(12,853,549)	(1,760,929)
Net loss	(196,583,046)	(382,813,263)	(33,410,972)	(4,577,541)

The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are all located in the PRC (including mainland China and Hong Kong) and substantially all of the Company’s revenues are derived from the PRC (including mainland China and Hong Kong). Therefore, no geographical segments are presented.

Risks and uncertainties

Risks and uncertainties

Liquidity

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Accordingly, the financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

For the year ended December 31, 2024, the Company incurred a net loss of RMB 33,410,972. As of December 31, 2024, the Company had an accumulated deficit of RMB 325,318,655. However, the Company had cash inflows of RMB 10,508,470 from operating activities for the year ended December 31, 2024 and the minimum future commitments under non-cancelable operating lease agreements and capital lease agreements of $122,614 was expected to be paid within 1 years. In addition, among the current liabilities, RMB 1,917,478 was due to related parties, which agreed to extend the payments from the Company. As the Company expected a stable business in the year of 2025, the Company did not expect a cash outflows from operating activities in the year 2025. The principal shareholder of the Company has made pledges to provide financial support to the Company whenever necessary. Based on the above analysis, management believes the company can continue as a going concern, the financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Credit risks

Financial instruments that potentially subject the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to significant concentration of credit risk primarily cash and restricted cash and accounts receivables. The carrying amounts of cash represent the maximum exposure to credit risk. As of December 31, 2024, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have RMB 12,461,382 in cash, which is mainly held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. In the event of bankruptcy of one of these financial institutions, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries may not be able to claim its cash and demand deposits back in full. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries continue to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and denominated in RMB 38,352,201, derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries perform on its customers and its ongoing monitoring process of outstanding balances. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries maintain an allowance for doubtful accounts and actual losses have generally been within management’s expectations. Refer to major customers and supplying channels below for detail.

Currency convertibility risk

Substantially all of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ operating activities are settled in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

Major customers and supplying channels

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ suppliers primarily consist of software suppliers, IT equipment providers and advertising companies.

For the year ended December 31, 2022, four suppliers accounted for 60%, 15%, 13% and 12% of the Company’s total purchases, respectively. For the year ended December 31, 2023, four suppliers accounted for 38%, 13%, 9% and 6% of the Company’s total purchases, respectively. For the year ended December 31, 2024, four suppliers accounted for 29%, 26%, 22% and 8% of the Company’s total purchases, respectively.

As of December 31, 2023, three suppliers accounted for 42%, 28% and 15% of the Company’s total accounts payable balance. As of December 31, 2024, one supplier accounted for 41% of the Company’s total accounts payable balance.

As of December 31, 2023, two suppliers accounted for 75% and 24% of the Company’s short-term prepayments. As of December 31, 2024, four supplier accounted for 43%, 27%, 23%, and 6% of the Company’s short-term prepayments.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ customers primarily include higher education institutions, contractors of educational content and IT related solutions, telecommunications providers, providers of mobile Internet audio and video services, platform services providers and libraries.

For the year ended December 31, 2022, two customers accounted for 37% and 12% of the Company’s total revenues respectively. For the year ended December 31, 2023, four customers accounted for 21%, 16%, 12% and 11% of the Company’s total revenue, respectively. For the year ended December 31, 2024, two customers accounted for 36%, 24% of the Company’s total revenue, respectively.

As of December 31, 2023, one customer accounted for 65% of the Company’s gross accounts receivable balance. As of December 31, 2024, three customers accounted for 41% , 35.9%, 8.6% of the Company’s accounts receivable balance.

As of December 31, 2023, two customers accounted for 68% and 15% of the Company’s contract liabilities, respectively. As of December 31, 2024, five customers accounted for 4%, 4%, 3%, 3% and 3% of the Company’s contract liabilities, respectively.

Statutory reserves

Statutory reserves

In accordance with China’s Company Laws, the Company’s VIEs in PRC must make appropriations from their after-tax profit, as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”), to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s FIEs, the Company’s subsidiaries that are FIEs in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

As of December 31, 2023 and 2024, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries had appropriated RMB 23,557,710 and RMB 23,557,710, respectively, in its statutory reserves.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In December 2024, the FASB issued ASU 2024-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In October 2024, the FASB issued ASU 2024-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment’s performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this ASU retrospectively on December 31, 2024. Refer to Note 2, Segment Reporting for the inclusion of the new required disclosures.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of income and cash flows.